CURRENT AND DEFERRED TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense
Current tax expense	$ 77,713	$ 127,024	$ 87,307
Adjustment to previous period's current tax	362	489	2,083
Total current tax expense, net	78,075	127,513	89,390
Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	5,707	45,991	73,814
Total deferred tax expense, net	5,707	45,991	73,814
Income tax expense	$ 83,782	$ 173,504	$ 163,204